Restructuring - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Restructuring Cost and Reserve
Abandonment and impairment of long lived assets	$ 6	$ 7	$ 136
Resource Alignment Program
Restructuring Cost and Reserve
Charges incurred	67	62
Abandonment and impairment of long lived assets	$ 4	4
Impairment of long-lived assets to be disposed of		$ 165